Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 23,016	$ 18,161	$ 15,189
Cost of revenues	4,091	2,918	2,260
Gross profit	18,925	15,243	12,929
Operating expenses:
Research and development, net	5,410	3,397	2,958
Sales and marketing	5,486	4,575	4,212
General and administrative	4,721	3,911	3,063
Total operating expenses	15,617	11,883	10,233
Operating income	3,308	3,360	2,696
Financial income (expenses), net	(27)	(55)	60
Income before tax benefit	3,281	3,305	2,756
Tax benefit	(1,317)	(1,098)	(2,404)
Net income	$ 4,598	$ 4,403	$ 5,160
Basic net earnings per share	$ 0.19	$ 0.19	$ 0.21
Diluted net earnings per share	$ 0.19	$ 0.18	$ 0.20
Weighted average number of shares used in computing basic net earnings per share	23,620,171	23,575,354	24,531,810
Weighted average numbers of shares used in computing diluted net earnings per share	24,654,458	24,873,778	25,291,517